CONVERTIBLE SENIOR NOTES, NET	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
CONVERTIBLE SENIOR NOTES, NET
NOTE 7:-	CONVERTIBLE SENIOR NOTES, NET

The net carrying amount of the liability of the convertible senior notes issued by the company in 2019 (“Convertible Notes") as of December 31, 2023 and June 30, 2024 is as follows:

	December 31, 2023	June 30, 2024
		(Unaudited)
Liability component:

Remaining principal amount	$575,000	$574,980
Unamortized issuance costs	(2,660)	(1,156)

Net carrying amount	$572,340	$573,824

Interest expense related to the Convertible Notes was as follows:

	Six Months Ended June 30,
	2023	2024
	(Unaudited)

Amortization of debt issuance costs	$1,496	$1,504

Total interest expense recognized	$1,496	$1,504

During the six months ended June 30, 2024, the conditions allowing holders of the Convertible Notes to convert were met. The Company has received and settled an immaterial amount of conversion notices from the holders. As of December 31, 2023 and June 30, 2024, the Convertible Notes are classified as current liability.

Subsequent to June 30, 2024, approximately $72 million in aggregate principal amount of the Convertible Notes were converted or had been submitted by the holders for conversion and were settled during the fiscal quarters ending September 30, 2024 and December 31, 2024.